INTANGIBLE ASSETS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Disclosure Text Block [Abstract]
Schedule of Finite-Lived Intangible Assets [Table Text Block]
	September 30, 2013	December 31, 2012
Capitalized Software Development Costs	$1,592,679	$1,276,406
Less: Accumulated amortization	(567,067)	(352,957)
Net capitalized development costs	$1,025,612	$923,449

	12/31/2012	12/31/2011
Capitalized Software Development Costs	$1,276,406	$948,153
Less: Accumulated amortization	(352,957)	(133,279)
Net capitalized development costs	$923,449	$814,874

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
2013 (remaining)	$79,199
2014	319,484
2015	296,299
2016	204,648
2017	92,981
Thereafter	33,001
Total	$1,025,612

2013	$256,230
2014	256,230
2015	233,230
2016	141,394
2017	36,555
Total	$923,639